Average Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend Income Fund	Sep. 08, 2023
Fidelity Freedom Blend Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.70%)
Since Inception	1.48%
Fidelity Freedom Blend Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.02%)
Since Inception	0.29%
Fidelity Freedom Blend Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.65%)
Since Inception	0.79%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0199
Average Annual Return:
Past 1 year	(11.04%)
Since Inception	1.84%	[1]

[1]	AFrom August 31, 2018.